Subsequent Events (Narrative) (Detail) - Subsequent Event [Member]	1 Months Ended
Oct. 31, 2019 USD ($)
Subsequent Event [Line Items]
Loss on equity method investment	$ 14,000
Joint Venture [Member]
Subsequent Event [Line Items]
Proceeds from sale of office property	$ 31,500